Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 8,591	$ 5,534	$ 3,237
Deferred	1,181	1,582	2,510
Income tax expense	$ 9,772	$ 7,116	$ 5,747